REVENUE	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUE	REVENUE
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Gas Transmission	$353	$337	$696	$689
Leasing	308	389	697	770
Distribution	137	126	278	239
Connections	54	48	101	92
Other	14	8	23	20
Total	$866	$908	$1,795	$1,810
During the three and six-month periods ended June 30, 2025, revenues benefited from inflationary tariff increases and capital commissioned into rate base. Leasing revenues were impacted by our global intermodal logistics operation’s sale of its 33% interest in a stabilized container subsidiary.
b)Revenues from external customers
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Brazil	$353	$338	$697	$690
United Kingdom	199	183	398	353
France	62	78	138	150
Switzerland	67	81	151	151
Singapore	67	91	152	144
China	23	21	53	64
Denmark	33	47	74	87
Hong Kong	17	20	36	38
Germany	6	12	15	24
United States	10	12	22	24
Other	29	25	59	85
Total(1)	$866	$908	$1,795	$1,810
1.Our company generates the majority of its leasing revenues from international containers which are deployed by customers in a wide variety of global trade routes. Leasing revenue contracts are denominated in U.S. dollars and are disaggregated by geographical region where our customers are domiciled.
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the three and six-month periods ended June 30, 2025, revenue generated from this customer was $307 million and $616 million, respectively (2024: $321 million and $660 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.